Labor obligations - Expected cash flows (Details) $ in Thousands	Dec. 31, 2024 MXN ($)
Labor obligations
Total	$ 254,838
2025
Labor obligations
Total	10,232
2026
Labor obligations
Total	4,743
2027
Labor obligations
Total	6,048
2028
Labor obligations
Total	12,863
From 2029 and subsequently
Labor obligations
Total	220,952
Defined benefit plan
Labor obligations
Total	174,071
Defined benefit plan | 2025
Labor obligations
Total	7,728
Defined benefit plan | 2026
Labor obligations
Total	1,897
Defined benefit plan | 2027
Labor obligations
Total	3,020
Defined benefit plan | 2028
Labor obligations
Total	9,528
Defined benefit plan | From 2029 and subsequently
Labor obligations
Total	151,898
Seniority premium Benefits
Labor obligations
Total	80,767
Seniority premium Benefits | 2025
Labor obligations
Total	2,504
Seniority premium Benefits | 2026
Labor obligations
Total	2,846
Seniority premium Benefits | 2027
Labor obligations
Total	3,028
Seniority premium Benefits | 2028
Labor obligations
Total	3,335
Seniority premium Benefits | From 2029 and subsequently
Labor obligations
Total	$ 69,054